                         Supplement dated July 9, 2004*
to the Prospectuses and Statements of Additional Information dated April 30, 2004

Product Name                                                                    Prospectus Form #        SAI Form #
IDS Life Employee Benefit Annuity                                               S-6157 V (4/04)        S-6323 A (4/04)
IDS Life Flexible Annuity                                                       S-6155 W (4/04)        S-6323 A (4/04)
IDS Life Flexible Portfolio Annuity                                             S-6161 L (4/04)        S-6325 A (4/04)
IDS Life Group Variable Annuity Contract                                        S-6156 P (4/04)        S-6323 A (4/04)
IDS Life Variable Retirement and Combination Retirement Annuities               S-6154 V (4/04)        S-6323 A (4/04)
Privileged Assets Select Annuity                                                 30325 L (4/04)        S-6321 A (4/04)

The following FUND NAME and SUBADVISER changes will be effective on July 9, 2004.

Old Name                                   New Name
AXP Variable Portfolio -                   AXP Variable Portfolio - Threadneedle
International Fund                         International Fund

The Variable Account and the Funds

Under the heading "Investment Adviser" in the table, the subadviser information for the fund listed below has been revised as follows:

-------------------------------------- -----------------------------------------
Fund Name                              Investment Adviser
-------------------------------------- -----------------------------------------
AXP Variable Portfolio -               AEFC, adviser; Threadneedle International
Threadneedle International             Limited (Threadneedle), an indirect
Fund                                   wholly owned subsidiary of AEFC,
                                       subadviser.
-------------------------------------- -----------------------------------------



S-6157-3 A (7/04)

* Valid until next prospectus update.
Destroy May 1, 2005